Subsequent event - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 05, 2007	Sep. 03, 2013 Subsequent event [Member]
Debt Disclosure [Line Items]
Aggregate amount of unsecured bonds issued	¥ 15,000	¥ 15,000